Employment Costs (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employment Costs
Salaries and benefits	$ 17,168	$ 16,342
Share-based payments	$ 4,734	$ 5,858